Basis of presentation	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation

2. Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America applicable to exploration stage enterprises. The consolidated financial statements are expressed in U.S. dollars, the Company’s functional currency.

In February 2021, the Company changed its fiscal year from June 30 to December 31. As a result, in addition to the full calendar year ended December 31, 2021, the Company is reporting financial information for the transition period from July 1, 2020 to December 31, 2020, and the preceding full fiscal year of July 1, 2019 to June 30, 2020.